Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Commitments [Line Items]
Commitments to extend credit	¥ 2,343,528	¥ 2,012,851
Commitments to invest	47,090	32,286
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	1,243,943	1,135,695
Other commitments to extend credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 1,099,585	¥ 877,156